Income Tax (Tables)	6 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
Components of Provision for Income Taxes
The components of the provision for income tax (expense) recovery are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
	$	$	$	$
Current	(1,264)	1,131	(2,650)	(1,381)
Deferred	(551)	673	1,612	673
Income tax (expense) recovery	(1,815)	1,804	(1,038)	(708)